EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
EQUITY METHOD INVESTMENTS
Schedule of the Group's equity method investee

Investee	Amount invested	Legal ownership	Date invested	Business
Beijing Bona Meitao Culture and Media Co., Ltd. ("Bona Meitao")(i)	$573,235	51%	June 2008	Artist agency
Wuhu Bona Film Investment Management Co., Ltd. ("Wuhu Bona")(ii))	$570,627	70%	July 2013	Fund management
Wuhu Bona Jinyu Film Investment Center, L.P. ("Bona Film Investment Fund")(ii)	$24,504,599	30%	September 2013	Film investment
Sanya Beauty Crown Bona International Cinema Co., Ltd. ("Sanya Cinema")(iii)	$833,088	51%	August 2013	Cinema
(i)
As a 51% shareholder, the Group was entitled to nominate three out of five board members of Bona Meitao. However any significant board resolutions related to operating and financing activities of Bona Meitao need two-third board members' approval. The Group concluded that it did not have control over Bona Meitao, and accounted for this investment using the equity method of accounting. The Group disposed the equity investment of Bona Meitao in April 2012 for a cash consideration of $55,020. A loss on disposal of $5,584 was recognized in the year ended December 31, 2012.

(ii)
In July 2013, the Group, together with other two investors, established Wuhu Bona, a limited liability company, and the Group holds 70% equity interest in Wuhu Bona. As a 70% equity owner of Wuhu Bona, the Group is entitled to nominate three out of five board members of Wuhu Bona. However, any significant board resolutions related to operating and financing activities of Wuhu Bona need two-third board members' approval. The Group concludes that it does not have control over Wuhu Bona, and has accounted for the investment in Wuhu Bona using the equity method of accounting.

In September 2013, the Group launched Bona Film Investment Fund, a RMB1.0 billion fund that is expected to finance the development and production of the Group's film and television projects for next two years. The Group holds approximately 29.9% of the equity interest amounted to RMB300.0 million in Bona Film Investment Fund, representing the commitment of investment rights in current and future projects. Wuhu Bona subscribed RMB1.0 million representing a 0.1% equity interest in Bona Film Investment Fund. Wuhu Bona is the only general partner of Bona Film Investment Fund, which has the exclusive rights of operating Bona Film Investment Fund. Therefore, Wuhu Bona has consolidated the Bona Film Investment Fund.

As of December 31, 2013, the Group, Wuhu Bona and outside investors subscribed Bona Film Investment Fund's equity of RMB150.0 million, RMB0.5 million and RMB352.0 million, respectively, in which RMB329.2 million was invested to the development and production of films and TV projects of the Group, and was included in film participation financing liabilities on the consolidated balance sheets.

(iii)
In August 2013, the Group, together with another investor, established Sanya Cinema to operate a cinema in Sanya City in the PRC, in which the Group holds 51% equity interests. As the significant operating and financing activities of Sanya Cinema need all shareholders' approvals, the Group concludes that it does not have control over Sanya Cinema, and has accounted for this investment using equity method of accounting.

Schedule of the Group's share of the equity method investees' profit or loss

	Bona Meitao	Wuhu Bona	Sanya Cinema	Bona Film Investment Fund	Total
Balance as of January 1, 2012	55,340	—	—	—	55,340
Share of profit (loss) for the year ended December 31, 2012	5,604	—	—	—	5,604
Disposal of an equity method investment	(60,604)	—	—	—	(60,604)
Exchange difference	(340)	—	—	—	(340)

Balance as of December 31, 2012	—	—	—	—	—

Investments	—	570,627	833,088	24,504,599	25,908,314
Share of profit (loss) for the year ended December 31, 2013	—	(13,784)	(740)	92,886	78,362
Exchange differences	—	7,340	9,369	274,228	290,937

Balance as of December 31, 2013	—	564,183	841,717	24,871,713	26,277,613